EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Earnings Per Share [Abstract]
Schedule of outstanding stock options, share warrant obligations, RSUs and DSUs

	2021	2020	2019
	$	$	$
Net loss	(43,325,320)	(97,351,667)	(3,071,332)
Basic weighted average number of common shares outstanding	162,245,092	110,551,314	106,386,720
Basic loss per share	(0.27)	(0.88)	(0.03)

Basic weighted average number of common shares outstanding	162,245,092	110,551,314	106,386,720
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—	—
Diluted weighted average number of common shares outstanding	162,245,092	110,551,314	106,386,720
Diluted loss per share	(0.27)	(0.88)	(0.03)